Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of detailed information about royalty and other property interest by location
For the year ended December 31, 2024, the Company had revenue and other income located geographically as follows:

	Fennoscandia	USA	Eastern Europe and Morocco	Other	Total
Royalty revenue*	$381	$4,915	$18,508	$-	$23,804
Option and other property income	246	1,396	12	70	1,724
Interest income	20	106	-	1,794	1,920
Total	$647	$6,417	$18,520	$1,864	$27,448
*Excludes royalty revenue generated from the Company's equity interest in SLM California (Note 6).
Note 19 - Segmented Information (continued)
For the year ended December 31, 2023, the Company had revenue and other income located geographically as follows:

	Fennoscandia	USA	Eastern Europe and Morocco	Other	Total
Royalty revenue*	$285	$3,509	$16,493	$-	$20,287
Option and other property income	678	2,794	-	1,313	4,785
Interest income	2	112	-	1,435	1,549
Total	$965	$6,415	$16,493	$2,748	$26,621
*Excludes royalty revenue generated from the Company's equity interest in SLM California (Note 6).

Disclosure of detailed information about royalty and property and equipment revenue by location
As at December 31, 2024, and 2023, the Company had royalty and other property interests and property and equipment located geographically as follows:

	Fennoscandia	USA	Eastern Europe and Morocco	South America	Other	Total
Royalty and other property interests
As at December 31, 2024	$649	$4,972	$24,096	$13,060	$1,994	$44,771
As at December 31, 2023	$524	$5,611	$30,041	$9,715	$2,208	$48,099
Property and equipment
As at December 31, 2024	$127	$511	$68	$-	$-	$706
As at December 31, 2023	$161	$605	$87	$-	$-	$853